RELATED PARTY TRANSACTIONS (Details Narrative 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Related Party Transaction [Line Items]
Stock issued during period, shares, issued for services						3,000,000
Value of common stock issued for services				$ 118,000
Stock-based compensation expense	$ 800,000	$ 10,000	$ 1,546,000	648,000	$ 1,252,366	$ 218,154
Number of options expired					212,500	1,270,000
Andre Buys [Member]
Related Party Transaction [Line Items]
Payments for Royalties			200,000	1,000	$ 204,813	$ 8,333
Stock issued during period, shares, issued for services					3,866,810
Value of common stock issued for services					$ 696,799
Allocated Share-based Compensation Expense	2,000	4,000	6,000	8,000
Stock-based compensation expense					16,909	$ 16,909
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							1,500,000
Due to Related Parties	$ 100,000		100,000		$ 300,000
Directors And Management [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, issued for services					805,883	1,744,937
Value of common stock issued for services					$ 386,382	$ 272,339
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, issued for services						360,000
Related Party Transaction, Amounts of Transaction		$ 10,000		$ 20,000		$ 51,876
Related Party Transaction, Monthly Amounts of Transaction			$ 2,000
Officers [Member]
Related Party Transaction [Line Items]
Units issued for services rendered						95,000
Bryan Ganz [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction					16,960	$ 23,600
Utilities and maintenance charge					$ 2,000
Directors And Officers [Member]
Related Party Transaction [Line Items]
Number of units issued in April 22, 2019, May 20, 2019 and July 22, 2019 financing						316
Proceeds from units issued						$ 315,588